[CDC NVEST FUNDS LETTERHEAD]


                                                                 August 30, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:        CDC Nvest Cash Management Trust
           (FILE NOS.:  2- 68348 AND 811-2819)

           CDC Nvest Tax Exempt Money Market Trust
           (FILE NOS.:  2-81614 AND 811-3658)

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the prospectus and statement of additional information do not differ from that contained in the most recent Post-Effective Amendment that was filed electronically on August 27, 2002.

     If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2815.

                                            Very truly yours,

                                            /s/ Rachel Downey
                                            Rachel Downey
                                            Associate Legal Product Manager